Other assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	$ 54,375	$ 68,808
BeMetals Corp.
Disclosure Of Other Noncurrent Assets [Line Items]
Advance to associates	2,000
Expected credit loss	7,000
Fekola Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	22,000	27,000
Otjikoto Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	18,000	23,000
Goose Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	11,000	14,000
Masbate Mine
Disclosure Of Other Noncurrent Assets [Line Items]
Reclamation deposits	$ 4,000	$ 5,000